AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Health Care – 27.8%
Biotechnology – 15.4%
ADC Therapeutics SA(a)	20,958	$511,585
Allakos, Inc.(a) (b)	6,798	780,274
Allogene Therapeutics, Inc.(a)	20,001	706,035
Annexon, Inc.(a)	20,495	570,581
Arena Pharmaceuticals, Inc.(a)	7,083	491,489
Ascendis Pharma A/S (Sponsored ADR)(a)	3,731	480,851
Beyondspring, Inc.(a)	37,912	419,686
Biohaven Pharmaceutical Holding Co., Ltd.(a)	11,666	797,371
Bioxcel Therapeutics, Inc.(a) (b)	11,642	502,469
Blueprint Medicines Corp.(a)	11,267	1,095,490
Coherus Biosciences, Inc.(a)	33,291	486,381
Deciphera Pharmaceuticals, Inc.(a)	15,650	701,746
Insmed, Inc.(a) (b)	24,026	818,326
Intellia Therapeutics, Inc.(a)	14,130	1,134,003
Iovance Biotherapeutics, Inc.(a) (b)	14,874	470,911
iTeos Therapeutics, Inc.(a)	17,329	592,305
Legend Biotech Corp. ADR(a)	16,728	485,447
Praxis Precision Medicines, Inc.(a)	13,264	434,529
PTC Therapeutics, Inc.(a)	13,610	644,433
Relay Therapeutics, Inc.(a)	14,475	500,401
Sage Therapeutics, Inc.(a)	6,800	508,980
Turning Point Therapeutics, Inc. - Class I(a)	8,417	796,164
Twist Bioscience Corp.(a)	10,630	1,316,632
Ultragenyx Pharmaceutical, Inc.(a)	9,303	1,059,240
Vir Biotechnology, Inc.(a) (b)	14,522	744,543
Y-mAbs Therapeutics, Inc.(a)	17,255	521,791
Zentalis Pharmaceuticals, Inc.(a)	15,286	663,260

		18,234,923

Health Care Equipment & Supplies – 5.3%
AtriCure, Inc.(a)	18,700	1,225,224
Eargo, Inc.(a)	19,455	971,777
iRhythm Technologies, Inc.(a)	6,038	838,437
Outset Medical, Inc.(a)	17,381	945,353
Selectquote, Inc.(a)	47,075	1,389,183
Silk Road Medical, Inc.(a)	17,062	864,190

		6,234,164

Health Care Providers & Services – 3.1%
Allovir, Inc.(a) (b)	15,630	365,742
Certara, Inc.(a)	28,488	777,722
Instil Bio, Inc.(a)	24,889	624,216
LHC Group, Inc.(a)	9,500	1,816,495
Olink Holding AB (ADR)(a)	2,039	73,404

		3,657,579

Company	Shares	U.S. $ Value

Health Care Technology – 1.4%
American Well Corp. - Class A(a)	18,511	$321,536
Health Catalyst, Inc.(a)	27,412	1,282,059

		1,603,595

Life Sciences Tools & Services – 1.6%
ICON PLC(a)	3,552	697,506
Repligen Corp.(a)	6,370	1,238,392

		1,935,898

Pharmaceuticals – 1.0%
Axsome Therapeutics, Inc.(a) (b)	8,630	488,631
Revance Therapeutics, Inc.(a)	26,415	738,299

		1,226,930

		32,893,089

Information Technology – 25.8%
Electronic Equipment, Instruments & Components – 5.8%
Allegro MicroSystems, Inc.(a)	50,321	1,275,637
II-VI, Inc.(a) (b)	21,030	1,437,821
Littelfuse, Inc.	5,690	1,504,664
Novanta, Inc.(a)	11,850	1,562,896
Shoals Technologies Group, Inc.(a)	31,970	1,111,917

		6,892,935

IT Services – 2.1%
BigCommerce Holdings, Inc.(a)	8,709	503,380
Digitalocean Holdings, Inc.(a)	9,805	413,085
Shift4 Payments, Inc. - Class A(a)	19,143	1,569,917

		2,486,382

Semiconductors & Semiconductor Equipment – 8.6%
Ambarella, Inc.(a)	10,520	1,056,103
Lattice Semiconductor Corp.(a)	40,886	1,840,688
MACOM Technology Solutions Holdings, Inc.(a) (b)	27,410	1,590,328
MKS Instruments, Inc.	7,420	1,375,816
Semtech Corp.(a)	23,300	1,607,700
Silicon Laboratories, Inc.(a)	9,594	1,353,426
Synaptics, Inc.(a)	10,300	1,394,826

		10,218,887

Software – 9.2%
8x8, Inc.(a)	39,770	1,290,139
Anaplan, Inc.(a)	13,799	743,076
Blackline, Inc.(a)	9,960	1,079,664
Duck Creek Technologies, Inc.(a)	21,525	971,639
Everbridge, Inc.(a)	7,840	950,051
Manhattan Associates, Inc.(a)	13,040	1,530,635
Q2 Holdings, Inc.(a)	7,000	701,400
Rapid7, Inc.(a)	15,430	1,151,232

Company	Shares	U.S. $ Value

Smartsheet, Inc. - Class A(a)	17,548	$1,121,668
Varonis Systems, Inc.(a)	27,195	1,396,192

		10,935,696

Technology Hardware, Storage & Peripherals – 0.1%
ACV Auctions, Inc.(a) (b)	1,620	56,068

		30,589,968

Industrials – 16.1%
Aerospace & Defense – 0.9%
Axon Enterprise, Inc.(a)	7,100	1,011,182

Building Products – 2.5%
AZEK Co., Inc. (The)(a)	31,329	1,317,384
Simpson Manufacturing Co., Inc.	15,920	1,651,382

		2,968,766

Commercial Services & Supplies – 1.7%
Tetra Tech, Inc.	14,775	2,005,263

Construction & Engineering – 0.7%
Hayward Holdings, Inc.(a)	52,508	886,335

Electrical Equipment – 1.0%
Plug Power, Inc.(a)	33,322	1,194,261

Machinery – 5.9%
Chart Industries, Inc.(a)	9,238	1,315,029
Hydrofarm Holdings Group, Inc.(a)	13,462	812,028
ITT, Inc.	17,060	1,550,925
John Bean Technologies Corp.	13,240	1,765,422
Middleby Corp. (The)(a)	9,410	1,559,707

		7,003,111

Road & Rail – 1.7%
Saia, Inc.(a)	8,540	1,969,153

Trading Companies & Distributors – 1.7%
SiteOne Landscape Supply, Inc.(a)	11,888	2,029,757

		19,067,828

Consumer Discretionary – 15.9%
Auto Components – 1.4%
Fox Factory Holding Corp.(a)	13,101	1,664,613

Hotels, Restaurants & Leisure – 4.2%
Planet Fitness, Inc.(a)	13,014	1,005,982
Rush Street Interactive, Inc.(a)	51,340	838,896
Texas Roadhouse, Inc. - Class A(a)	21,180	2,032,009
Wingstop, Inc.	8,796	1,118,587

		4,995,474

Household Durables – 2.9%
Installed Building Products, Inc.	11,230	1,245,183
Lovesac Co. (The)(a)	19,780	1,119,548

Company	Shares	U.S. $ Value

Skyline Champion Corp.(a)	24,420	$1,105,249

		3,469,980

Internet & Direct Marketing Retail – 0.9%
RealReal, Inc. (The)(a)	47,165	1,067,344

Multiline Retail – 1.1%
Driven Brands Holdings, Inc.(a)	50,082	1,273,084

Specialty Retail – 5.4%
Five Below, Inc.(a)	6,342	1,209,990
Floor & Decor Holdings, Inc. - Class A(a)	14,960	1,428,381
Lithia Motors, Inc. - Class A	4,958	1,934,066
Sleep Number Corp.(a)	12,799	1,836,529

		6,408,966

		18,879,461

Financials – 7.7%
Banks – 2.0%
First Financial Bankshares, Inc.	36,690	1,714,524
Live Oak Bancshares, Inc.	9,584	656,408

		2,370,932

Capital Markets – 2.4%
Houlihan Lokey, Inc.	17,980	1,195,850
Stifel Financial Corp.	25,455	1,630,647

		2,826,497

Consumer Finance – 0.3%
Fisker, Inc.(a) (b)	23,310	401,398

Insurance – 3.0%
Inari Medical, Inc.(a)	15,003	1,605,321
Palomar Holdings, Inc.(a)	2,011	134,817
Trean Insurance Group, Inc.(a)	33,170	535,696
Trupanion, Inc.(a)	16,569	1,262,724

		3,538,558

		9,137,385

Consumer Staples – 2.3%
Food & Staples Retailing – 0.3%
Grocery Outlet Holding Corp.(a)	9,433	347,983

Food Products – 2.0%
Freshpet, Inc.(a)	11,521	1,829,650
Vital Farms, Inc.(a)	27,589	602,544

		2,432,194

		2,780,177

Materials – 2.0%
Chemicals – 1.1%
Element Solutions, Inc.	66,460	1,215,553

Company	Shares	U.S. $ Value

Containers & Packaging – 0.9%
Ranpak Holdings Corp.(a)	54,641	$1,096,099

		2,311,652

Real Estate – 1.0%
Equity Real Estate Investment Trusts (REITs) – 1.0%
QTS Realty Trust, Inc. - Class A	20,054	1,244,150

Energy – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
Matador Resources Co.	28,320	664,104

Total Common Stocks (cost $83,343,625)		117,567,814

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $1,183,985)	1,183,985	1,183,985

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $84,527,610)		118,751,799

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.01%(c) (d) (e) (cost $475,629)	475,629	475,629

Total Investments – 100.6% (cost $85,003,239)(f)		119,227,428
Other assets less liabilities – (0.6)%		(751,630)

Net Assets – 100.0%		$118,475,798

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,728,600 and gross unrealized depreciation of investments was $(1,504,411), resulting in net unrealized appreciation of $34,224,189.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$117,567,814	$—	$—	$117,567,814
Short-Term Investments	1,183,985	—	—	1,183,985
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	475,629	—	—	475,629

Total Investments in Securities	119,227,428	—	—	119,227,428
Other Financial Instruments(b)	—	—	—	—

Total	$119,227,428	$—	$—	$119,227,428

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,072	$9,767	$10,655	$1,184	$0	**
Government Money Market Portfolio*	1,351	5,413	6,288	476	0	**
Total	$3,423	$15,180	$16,943	$1,660	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.